Schedule of investment properties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	R$ 3,763,603
Balance at December 31, 2021		R$ 3,763,603
Balance at December 31, 2021		3,763,603
Land [member]
IfrsStatementLineItems [Line Items]
Cost	101,542	97,610	R$ 68,877
Balance at December 31, 2020	97,610	97,610	68,877
Acquisition of Elizabeth			28,733
Transfer of property, plant and equipment	4,065
Transfers to other asset groups	(133)
Balance at December 31, 2021	101,542	97,610	97,610
Balance at December 31, 2021	101,542	97,610	97,610
Buildings [member]
IfrsStatementLineItems [Line Items]
Cost	87,977	86,548	53,816
Accumulated depreciation	(27,338)	(24,284)	(21,498)
Balance at December 31, 2020	62,264	62,264	32,318
Acquisition of Elizabeth	1,296		32,864
Depreciation (note 27)	(3,055)		(2,786)
Write-off			(132)
Transfer of property, plant and equipment	1
Transfers to other asset groups	133
Balance at December 31, 2021	60,639	62,264	62,264
Balance at December 31, 2021	60,639	62,264	62,264
Consolidated Total [Member]
IfrsStatementLineItems [Line Items]
Cost	189,519	184,158	122,693
Accumulated depreciation	(27,338)	(24,284)	(21,498)
Balance at December 31, 2020	159,874	159,874	101,195
Acquisition of Elizabeth	1,296		61,597
Depreciation (note 27)	(3,055)		(2,786)
Write-off			(132)
Transfer of property, plant and equipment	4,066
Balance at December 31, 2021	162,181	159,874	159,874
Balance at December 31, 2021	R$ 162,181	R$ 159,874	R$ 159,874